Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Event	Subsequent Event
Management has evaluated subsequent events through the date that the financial statements were available to be issued, June 26, 2026, and determined that no additional disclosures are required, other than those described above. No other subsequent events occurring after this date have been evaluated for inclusion in these financial statements.